Restatements (Details 3) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Sep. 30, 2018	Jun. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2016
Preferred
Balances
Balances, shares
Shares issued for cash in private placement, net of expenses
Shares issued for cash in private placement, net of expenses, shares
Share-based compensation - options - Board of Directors
Share-based compensation - options - Board of Directors, shares
Share-based compensation - stock - services rendered
Share-based compensation - stock - services rendered, shares
Share-based compensation - stock, options - employees
Share-based compensation - stock - employees, shares
Purchase shares from employees in lieu of taxes
Purchase shares from employees in lieu of taxes, shares
Stock issued to purchase 440 Labs
Stock issued to purchase 440 Labs, shares
Share-based compensation due to employment agreements
Share-based compensation due to employment agreements, shares
Warrant conversion - cashless
Warrant conversion - cashless, shares
Sale of Eco3d, shares received and cancelled
Sale of Eco3d, shares received and cancelled, shares
Net loss for the period
Balances	$ 2				$ 2
Balances, shares
Common
Balances	$ 58	$ 53	$ 50	$ 49	$ 53	$ 49	$ 49	$ 42
Balances, shares	58,071	52,571	49,533	49,468	52,571	49,468	49,468	42,330
Shares issued for cash in private placement, net of expenses							$ 3	$ 5
Shares issued for cash in private placement, net of expenses, shares							2,969	5,000
Share-based compensation - options - Board of Directors
Share-based compensation - options - Board of Directors, shares								201
Share-based compensation - stock - services rendered
Share-based compensation - stock - services rendered, shares								65
Share-based compensation - stock, options - employees							$ 1	$ 2
Share-based compensation - stock - employees, shares							134	1,783	32
Purchase shares from employees in lieu of taxes
Purchase shares from employees in lieu of taxes, shares
Stock issued to purchase 440 Labs
Stock issued to purchase 440 Labs, shares								300
Share-based compensation due to employment agreements
Share-based compensation due to employment agreements, shares								300
Warrant conversion - cashless
Warrant conversion - cashless, shares								49
Sale of Eco3d, shares received and cancelled
Sale of Eco3d, shares received and cancelled, shares								(560)
Net loss for the period
Balances	$ 63	$ 58	$ 53	$ 50	$ 63	$ 53	$ 53	$ 49
Balances, shares	62,648	58,071	52,537	49,533	62,648	52,537	52,571	49,468
Additional Paid-In- Capital
Balances	$ 117,123	$ 113,310	$ 109,671	$ 108,585	$ 113,310	$ 108,585	$ 108,585	$ 80,845
Shares issued for cash in private placement, net of expenses							1,648	3,029
Share-based compensation - options - Board of Directors							400	550
Share-based compensation - stock - services rendered							(14)	596
Share-based compensation - stock, options - employees							2,691	20,590	$ 161
Purchase shares from employees in lieu of taxes
Stock issued to purchase 440 Labs								1,500
Share-based compensation due to employment agreements								1,500
Warrant conversion - cashless
Sale of Eco3d, shares received and cancelled								(25)
Net loss for the period
Balances	121,656	117,123	112,331	109,671	121,656	112,331	113,310	108,585
Accumulated Deficit
Balances	(117,532)	(115,886)	(105,463)	(102,236)	(115,886)	(102,236)	(102,236)	(69,400)
Shares issued for cash in private placement, net of expenses
Share-based compensation - options - Board of Directors
Share-based compensation - stock - services rendered
Share-based compensation - stock, options - employees
Purchase shares from employees in lieu of taxes
Stock issued to purchase 440 Labs
Share-based compensation due to employment agreements
Warrant conversion - cashless
Sale of Eco3d, shares received and cancelled
Net loss for the period	(4,389)	(1,646)	(3,350)	(3,227)	(1,646)	(3,227)	(13,650)	(32,836)
Balances	(121,921)	(117,532)	(108,813)	(105,463)	(121,921)	(108,813)	(115,886)	(102,236)
Treasury Stock
Balances	(1,671)	(1,671)	(1,641)	(1,618)	(1,671)	(1,618)	(1,618)
Shares issued for cash in private placement, net of expenses
Share-based compensation - options - Board of Directors
Share-based compensation - stock - services rendered
Share-based compensation - stock, options - employees
Purchase shares from employees in lieu of taxes			(19)	(23)		(23)	(53)	(1,618)
Stock issued to purchase 440 Labs
Share-based compensation due to employment agreements
Warrant conversion - cashless
Sale of Eco3d, shares received and cancelled
Net loss for the period
Balances	(1,671)	(1,671)	(1,660)	(1,641)	(1,671)	(1,660)	(1,671)	(1,618)
Balances	(2,022)	(4,194)	2,617	4,780	(4,194)	4,780	4,780	11,487
Shares issued for cash in private placement, net of expenses							1,651	3,034
Share-based compensation - options - Board of Directors							400	550
Share-based compensation - stock - services rendered							(14)	596
Share-based compensation - stock, options - employees							2,692	20,592
Purchase shares from employees in lieu of taxes			(19)	(23)		(23)	(53)	(1,618)
Stock issued to purchase 440 Labs								1,500
Share-based compensation due to employment agreements								1,500
Warrant conversion - cashless
Sale of Eco3d, shares received and cancelled								(25)
Net loss for the period	(4,389)	(1,646)	(3,350)	(3,227)	(1,646)	(3,227)	(13,650)	(32,836)
Balances	$ (1,873)	$ (2,022)	$ 1,911	2,617	$ (1,873)	1,911	(4,194)	4,780
Total
Balances				$ 4,780		$ 4,780	$ 4,780	11,487
Shares issued for cash in private placement, net of expenses								3,034
Share-based compensation - options - Board of Directors								550
Share-based compensation - stock - services rendered								596
Share-based compensation - stock, options - employees								20,592
Purchase shares from employees in lieu of taxes								(1,618)
Stock issued to purchase 440 Labs								1,500
Share-based compensation due to employment agreements								1,500
Warrant conversion - cashless
Sale of Eco3d, shares received and cancelled								(25)
Net loss for the period								(32,836)
Balances								$ 4,780